DERIVATIVE LIABILITY (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
DERIVATIVE LIABILITY
Beginning balance	$ 60,650
Fair market value adjustments, including settlements	(60,650)
Ending balance	$ 0